Tangible fixed assets (Tables)	12 Months Ended
Dec. 31, 2020
Tangible fixed assets
Schedule of movements in tangible fixed assets

		Other tangible	Total tangible
	Vessels	assets	fixed assets
Cost
As of January 1, 2019	2,859,265	—	2,859,265
Additions	12,759	—	12,759
Return of capital expenditures	(8,007)	—	(8,007)
Fully amortized dry-docking component	(4,845)	—	(4,845)
As of December 31, 2019	2,859,172	—	2,859,172
Additions	23,899	2,719	26,618
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	2,873,829	2,719	2,876,548
Accumulated depreciation
As of January 1, 2019	349,982	—	349,982
Depreciation expense	88,757	—	88,757
Impairment loss on vessels	138,848	—	138,848
Fully amortized dry-docking component	(4,845)	—	(4,845)
As of December 31, 2019	572,742	—	572,742
Depreciation expense	82,507	—	82,507
Impairment loss on vessels	23,923	—	23,923
Fully amortized dry-docking component	(9,242)	—	(9,242)
As of December 31, 2020	669,930	—	669,930
Net book value
As of December 31, 2019	2,286,430	—	2,286,430
As of December 31, 2020	2,203,899	2,719	2,206,618

Schedule of impairment loss recognized for vessels

	As of and for the year ended December 31, 2020
	Impairment
	loss on	Recoverable
Vessel	vessels	amount
Methane Rita Andrea	(4,933)	91,162
Methane Alison Victoria	(2,359)	96,385
Methane Shirley Elisabeth	(12,412)	92,688
Methane Heather Sally	(4,219)	103,274
Total	(23,923)	383,509